BANK NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Bank notes payable	$ 1,531,649	$ 7,867,018
Repayment of notes payable to bank	1,531,649
Cash deposits	$ 659,779	$ 2,140,016
Maximum
Percentage of deposit of amount of cash	50.00%
Minimum
Percentage of deposit of amount of cash	30.00%